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                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2

                       Annual Notice of Securities sold
                            Pursuant to rule 24f-2

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 1.     Name and address of issuer:  Thrivent Mutual Funds
                                     625 Fourth Avenue South
                                     Minneapolis, MN 55415

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 2.     Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
        classes):               [_]

           Thrivent Natural Resources Fund
           Thrivent Diversified Income Plus Fund
           Thrivent Equity Income Plus Fund

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 3.     Investment Company Act File Number: 811-5075

        Securities Act File Number: 33-12911

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 4(a).  Last day of fiscal year for which this notice is filed: 12/31/2011

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 4(b).  [_]    Check box if this Form is being filed late (i.e. more than 90 days after the end of the issuer's fiscal year). (See instruction A.2)

 Note: If the Form is being filed late, interest must be paid on the registration fee due.

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 4(c).  [_]    Check box if this is the last time the issuer will be filing this Form.

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 5.     Calculation of registration fee:

        (i)     Aggregate sale price of
                securities sold during
                the fiscal year pursuant to
                Rule 24f-2 (from Item 10):                              $106,755,483
                                                                        --------------
        (ii)    Aggregate price of securities
                redeemed or repurchased
                during the fiscal year:                 $45,098,454
                                                        -----------
        (iii)   Aggregate price of securities
                redeemed or repurchased
                during any prior fiscal year
                ending no earlier than
                October 11, 1995, that were
                not previously used to reduce
                registration fees payable to
                the Commission:                         $0
                                                        -----------
        (iv)    Total available redemption
                credits [add Items 5(ii) and
                5(iii)]:                                                $45,098,454
                                                                        --------------
        (v)     Net sales - if Item 5(i) is
                greater than Item 5(iv)
                [subtract Item 5(iv) from
                Item 5(i)]:                                             $61,657,029
                                                                        --------------
        ------------------------------------------------------------
        (vi)    Redemption credits available
                for use in future years - if
                Item 5(i) is less than Item
                5(iv) [subtract Item 5(iv)
                from Item 5(i)]:                        $0
                                                        -----------
        ------------------------------------------------------------

        (vii)   Multiplier for determining
                registration fee
                (See Instruction C.9):                              X   .0001146
                                                                        --------------
        (viii)  Registration fee due
                [multiply Item 5(v) by
                Item 5(vii)] enter "0" if no
                fee is due):                                        =   $7,065.90
                                                                        ==============
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 6.     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units)
        deducted here: ______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future years, then state that number here:
        ______.
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 7.     Interest due - if this Form is being filed more
        than 90 days after the end of the issuer's
        fiscal year (see Instruction D):
                                                                    +   $0
                                                                        --------------
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 8.     Total of the amount of registration fee due plus any
        interest due [line 5(viii) plus line 7]
                                                                    =   $7,065.90
                                                                        ==============
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 9.     Date the registration fee and any interest payment
        was sent to the Commission's lockbox depository:
                                                                        March 21, 2012

        CIK number designated to receive payment:
                                                                            0000811869
        Method of Delivery:
                              [X] Wire Transfer
                              [_] Mail or other means
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                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title*)  /s/ Rebecca A. Paulzine
                           ---------------------------
                           Rebecca A. Paulzine
                           Assistant Secretary
                           Thrivent Mutual Funds

Date March 22, 2012

 * Please print the name and title of the signing officer below the signature.

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